Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square | 18th & Arch Streets Philadelphia, PA 19103
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John P. Falco

John.falco@troutman.com

(215) 981 - 4659

June 29, 2021

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	The Herzfeld Caribbean Basin Fund, Inc. 1940 Act File No. 811-06445 1933 Act File No. 333-255265

Ladies and Gentlemen:

On behalf of the Herzfeld Caribbean Basin Fund, Inc. (the “Company”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Company’s Registration Statement on Form N-2 (the “Amendment”) with respect to the proposed offering by the Company of additional common shares of beneficial interest, par value $.001 per share (the “Shares”) on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act. The Company is registering $88,000,000 of Shares.

The Amendment is being filed in order to respond to comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission regarding the above-referenced Registration Statement, make such other changes as the Company has deemed appropriate and file any remaining exhibits.

Pursuant to Rule 415(a)(6) under the 1933 Act, this Registration Statement includes $88,000,000 of unsold securities of the registrant that have been previously registered on the Registration Statement on Form N-2 (File No. 333-224685) originally filed by the Company on May 4, 2018

Concurrently with the filing of the Amendment, the Company expects to submit in writing to the Staff of the Commission a request for the acceleration of effectiveness of the Registration Statement.

U.S. Securities and Exchange Commission Page 2 June 29, 2021

Please direct any questions concerning this letter to my attention at 215.981.4659 or, in my absence, to John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:

John M. Ford, Esq.

Tom Morgan, CCO